First-time adoption	12 Months Ended
Dec. 31, 2024
First-time adoption
First-time adoption

40. First-time adoption

The Group has adopted IFRS from the third quarter of the year ended December 31, 2024. The latest consolidated financial statements under U.S. GAAP were prepared for the fiscal year ended December 31, 2023, and the date of transition to IFRS was January 1, 2022 (“Transition Date”).

(1)  Voluntary exemptions and mandatory exceptions

IFRS 1 stipulates that, in principle, the retrospective application of IFRS is required. However, it provides some voluntary exemptions and mandatory exceptions from full retrospective applications.

(a)	Voluntary exemptions under IFRS 1:

Business combinations: IFRS 3 “Business Combinations” was not applied retrospectively to business combinations that occurred before the Transition Date.

The Group has not elected to adopt the remaining voluntary exemptions under IFRS 1 or has determined that they do not apply to the Company.

(b)	Mandatory exceptions under IFRS 1:

IFRS 1 prohibits the retrospective application of IFRS concerning “estimates,” “non-controlling interests,” “classification and measurement of financial instruments” and other items. The Group applied these items prospectively from the date of transition to IFRS.

(2)Reconciliation

The Group has made the necessary adjustments to the previously disclosed U.S. GAAP consolidated financial statements in transition to IFRS.

Items that do not affect retained earnings and comprehensive income are included in “Reclassification,” and items that affect retained earnings and comprehensive income are included in “Adjustment of recognition and measurement” of the reconciliation tables.

40. First-time adoption (Continued)

Reconciliation of equity as of the Transition Date January 1, 2022

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	43,429,717	—	—	43,429,717		Cash and cash equivalents
Restricted cash	443,758	—	—	443,758		Restricted cash
Short-term treasury investments	13,172,754	—	—	13,172,754		Short-term treasury investments
Accounts and notes receivable, net	2,831,123	—	(199,154)	2,631,969	a,b	Accounts receivable
Amount due from related parties, current portion	115,239	—	(115,239)	—	a
Prepayments, receivables and other current assets, net	8,773,273	—	314,393	9,087,666	a,b	Prepayments, receivables and other current assets
Total current assets	68,765,864	—	—	68,765,864		Total current assets
Non‑current assets:						Non‑current assets:
Non-current restricted cash	107,597	—	—	107,597		Restricted cash
Long-term treasury investments	3,722,640	—	—	3,722,640		Long-term treasury investments
Investment securities and other investments	15,493,175	(13,563,817)	(1,929,358)	—	c,A
Equity method investments, net	4,033,402	(1,031,397)	—	3,002,005	A,B	Investments accounted for using the equity method
	—	1,712,706	1,893,252	3,605,958	c,A,B	Other financial investments measured at fair value through profit or loss
	—	13,431,049	—	13,431,049	A	Other financial investments measured at fair value through other comprehensive income
Operating lease right-of-use assets	1,287,550	(46,545)	128,874	1,369,879	d,C	Right-of-use assets
Property and equipment, net	8,000,218	—	(128,874)	7,871,344	d	Property and equipment
Intangible assets, net	3,286,145	—	—	3,286,145		Intangible assets
Goodwill	46,377,583	(93,704)	—	46,283,879	D	Goodwill
Deferred tax assets, net	224,491	—	—	224,491		Deferred tax assets
Other non-current assets, net	1,699,470	—	36,106	1,735,576	c	Other non-current assets
Total non‑current assets	84,232,271	408,292	—	84,640,563		Total non-current assets
Total assets	152,998,135	408,292	—	153,406,427		Total assets

40. First-time adoption (Continued)

Reconciliation of equity as of the Transition Date January 1, 2022 (Continued)

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	6,838,328	—	—	6,838,328		Borrowings
Accounts and notes payable	4,624,953	—	130,762	4,755,715	a	Accounts and notes payable
Deferred revenue and customer advances, current portion	546,003	—	(546,003)	—	e
Operating lease liabilities, current portion	516,877	—	66,247	583,124	d	Lease liabilities
Amount due to related parties, current portion	249,402	—	(249,402)	—	a
Accrued expenses and other current liabilities	11,647,222	—	598,396	12,245,618	a,d,e	Accrued expenses and other current liabilities
	—	12,316,166	—	12,316,166	E	Preferred shares issued by subsidiaries
Total current liabilities	24,422,785	12,316,166	—	36,738,951		Total current liabilities
Non‑current liabilities:						Non‑current liabilities:
Long-term borrowings	1,681,370	—	—	1,681,370		Borrowings
Operating lease liabilities, non-current portion	654,877	—	70,609	725,486	d	Lease liabilities
Deferred tax liabilities	485,778	—	—	485,778		Deferred tax liabilities
Amount due to related parties, non-current portion	—	—	—	—
Other non-current liabilities	306,575	—	(70,609)	235,966	d	Other non-current liabilities
Total non‑current liabilities	3,128,600	—	—	3,128,600		Total non-current liabilities
Total liabilities	27,551,385	12,316,166	—	39,867,551		Total liabilities
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	12,257,889	(12,257,889)	—	—	E
Convertible non-controlling interests	1,069,357	(1,069,357)	—	—	E
Total Mezzanine Equity	13,327,246	(13,327,246)	—	—
SHAREHOLDERS’ EQUITY:						EQUITY
DiDi Global Inc. shareholders’ equity:						Equity attributable to equity holders of the Company
Class A ordinary shares	141	—	(141)	—	f
Class B ordinary shares	15	—	(15)	—	f
	—	—	156	156	f	Share capital
Treasury shares	(3)	—	3	—	g	Treasury shares
	—	—	(3)	(3)	g	Shares held for shares award scheme
Additional paid-in capital	251,384,835	151,842,271	(403,227,106)	—	h,E
	—	—	392,823,079	392,823,079	h	Share premium
Statutory reserves	27,917	—	(27,917)	—	i
Accumulated other comprehensive income (loss)	(3,599,745)	14,698,265	(11,098,520)	—	j,A,E
	—	7,237	21,530,464	21,537,701	h,i,j,F	Other reserves
Accumulated deficit	(135,766,257)	(165,128,401)	—	(300,894,658)	H	Accumulated deficit
Total DiDi Global Inc. shareholders’ equity	112,046,903	1,419,372	—	113,466,275		Equity attributable to equity holders of the Company
Non-controlling interests	72,601	—	—	72,601		Non-controlling interests
Total shareholders’ equity	112,119,504	1,419,372	—	113,538,876		Total equity
Total liabilities, mezzanine equity and shareholders’ equity	152,998,135	408,292	—	153,406,427		Total equity and liabilities

40. First-time adoption (Continued)

Reconciliation of equity as of December 31, 2022

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	20,855,252	—	—	20,855,252		Cash and cash equivalents
Restricted cash	803,956	—	—	803,956		Restricted cash
Short-term treasury investments	16,965,708	—	—	16,965,708		Short-term treasury investments
Accounts and notes receivable, net	2,251,633	—	36,585	2,288,218	a,b	Accounts receivable
Amount due from related parties, current portion	61,423	—	(61,423)	—	a
Prepayments, receivables and other current assets, net	10,114,089	—	24,838	10,138,927	a,b	Prepayments, receivables and other current assets
Total current assets	51,052,061	—	—	51,052,061		Total current assets
Non-current assets:						Non-current assets:
Non-current restricted cash	17,333	—	—	17,333		Restricted cash
Long-term treasury investments	10,199,802	—	—	10,199,802		Long-term treasury investments
Investment securities and other investments	8,390,657	(7,129,295)	(1,261,362)	—	c,A
Equity method investments, net	4,153,932	(1,094,786)	—	3,059,146	B	Investments accounted for using the equity method
	—	1,720,194	1,119,566	2,839,760	c,A,B	Other financial investments measured at fair value through profit or loss
	—	7,009,296	—	7,009,296	A	Other financial investments measured at fair value through other comprehensive income
Operating lease right-of-use assets	1,392,917	(46,082)	96,510	1,443,345	d,C	Right-of-use assets
Property and equipment, net	5,718,324	—	(96,510)	5,621,814	d	Property and equipment
Intangible assets, net	1,724,141	—	—	1,724,141		Intangible assets
Goodwill	46,377,583	(93,704)	—	46,283,879	D	Goodwill
Deferred tax assets, net	289,191	—	—	289,191		Deferred tax assets
Amount due from related parties, non-current portion	36,466	—	(36,466)	—	a
Other non-current assets, net	1,860,865	—	178,262	2,039,127	a,c	Other non-current assets
Total non-current assets	80,161,211	365,623	—	80,526,834		Total non-current assets
Total assets	131,213,272	365,623	—	131,578,895		Total assets

40. First-time adoption (Continued)

Reconciliation of equity as of December 31, 2022 (Continued)

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	4,940,310	—	—	4,940,310		Borrowings
Accounts and notes payable	2,870,046	—	43,724	2,913,770	a	Accounts and notes payable
Deferred revenue and customer advances, current portion	565,058	—	(565,058)	—	e
Operating lease liabilities, current portion	523,020	—	139,716	662,736	a,d	Lease liabilities
Amount due to related parties, current portion	200,115	—	(200,115)	—	a
Accrued expenses and other current liabilities	11,149,921	—	581,733	11,731,654	a,d,e	Accrued expenses and other current liabilities
	—	7,588,985	—	7,588,985	E	Preferred shares issued by subsidiaries
Total current liabilities	20,248,470	7,588,985	—	27,837,455		Total current liabilities
Non-current liabilities:						Non-current liabilities:
Long-term borrowings	149,925	—	—	149,925		Borrowings
Operating lease liabilities, non-current portion	734,884	—	70,141	805,025	a,d	Lease liabilities
Deferred tax liabilities	359,668	—	—	359,668		Deferred tax liabilities
Amount due to related parties, non-current portion	39,348	—	(39,348)	—	a
Other non-current liabilities	256,279	—	(30,793)	225,486	d	Other non-current liabilities
Total non-current liabilities	1,540,104	—	—	1,540,104		Total non-current liabilities
Total liabilities	21,788,574	7,588,985	—	29,377,559		Total liabilities
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	13,010,576	(13,010,576)	—	—	E
Convertible non-controlling interests	1,069,357	(1,069,357)	—	—	E
Total Mezzanine Equity	14,079,933	(14,079,933)	—	—
SHAREHOLDERS’ EQUITY:						EQUITY
DiDi Global Inc. shareholders’ equity:						Equity attributable to equity holders of the Company
Class A ordinary shares	144	—	(144)	—	f
Class B ordinary shares	15	—	(15)	—	f
	—	—	159	159	f	Share capital
Treasury shares	(4)	—	4	—	g
	—	—	(5)	(5)	g,h	Shares held for shares award scheme
Additional paid-in capital	253,824,544	152,725,156	(406,549,700)	—	h,E
	—	—	395,724,745	395,724,745	h	Share premium
Statutory reserves	69,328	—	(69,328)	—	i
Accumulated other comprehensive income (loss)	973,143	7,079,164	(8,052,307)	—	j,A,C,E
	—	30,085	18,946,591	18,976,676	h,i,j,F	Other reserves
Accumulated deficit	(159,590,989)	(152,954,675)	—	(312,545,664)	H	Accumulated deficit
Total DiDi Global Inc. shareholders’ equity	95,276,181	6,879,730	—	102,155,911		Equity attributable to equity holders of the Company
Non-controlling interests	68,584	(23,159)	—	45,425	G	Non-controlling interests
Total shareholders’ equity	95,344,765	6,856,571	—	102,201,336		Total equity
Total liabilities, mezzanine equity and shareholders’ equity	131,213,272	365,623	—	131,578,895		Total equity and liabilities

40. First-time adoption (Continued)

Reconciliation of equity as of December 31, 2023

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	27,308,098	—	—	27,308,098		Cash and cash equivalents
Restricted cash	1,139,473	—	—	1,139,473		Restricted cash
Short-term treasury investments	19,242,083	—	—	19,242,083		Short-term treasury investments
Accounts and notes receivable, net	3,287,610	—	147,005	3,434,615	a,b	Accounts receivable
Amount due from related parties, current portion	244,661	—	(244,661)	—	a
Prepayments, receivables and other current assets, net	14,253,275	—	97,656	14,350,931	a,b	Prepayments, receivables and other current assets
Total current assets	65,475,200	—	—	65,475,200		Total current assets
Non-current assets:						Non-current assets:
Non-current restricted cash	20,506	—	—	20,506		Restricted cash
Long-term treasury investments	7,892,899	—	—	7,892,899		Long-term treasury investments
Investment securities and other investments	11,086,408	(9,685,079)	(1,401,329)	—	c,A
Equity method investments, net	4,595,858	(1,040,259)	—	3,555,599	B	Investments accounted for using the equity method
	—	1,493,332	1,393,387	2,886,719	c,A,B	Other financial investments measured at fair value through profit or loss
	—	9,624,566	—	9,624,566	A	Other financial investments measured at fair value through other comprehensive income
Operating lease right-of-use assets	1,120,611	(46,327)	16,695	1,090,979	d,C	Right-of-use assets
Property and equipment, net	4,330,172	—	(16,695)	4,313,477	d	Property and equipment
Intangible assets, net	675,685	—	—	675,685		Intangible assets
Goodwill	46,377,583	(93,704)	—	46,283,879	D	Goodwill
Deferred tax assets, net	279,464	—	—	279,464		Deferred tax assets
Amount due from related parties, non-current portion	252,613	—	(252,613)	—	a
Other non-current assets, net	1,719,495	—	260,555	1,980,050	a,c	Other non-current assets
Total non-current assets	78,351,294	252,529	—	78,603,823		Total non-current assets
Total assets	143,826,494	252,529	—	144,079,023		Total assets

40. First-time adoption (Continued)

Reconciliation of equity as of December 31, 2023 (Continued)

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	7,682,190	—	15,000	7,697,190	a	Borrowings
Accounts and notes payable	4,563,595	—	30,692	4,594,287	a	Accounts and notes payable
Deferred revenue and customer advances, current portion	897,084	—	(897,084)	—	e
Operating lease liabilities, current portion	406,327	—	66,299	472,626	a,d	Lease liabilities
Amount due to related parties, current portion	245,438	—	(245,438)	—	a
Accrued expenses and other current liabilities	14,750,130	—	1,030,531	15,780,661	a,d,e	Accrued expenses and other current liabilities
	—	13,846,145	—	13,846,145	E	Preferred shares issued by subsidiaries
Total current liabilities	28,544,764	13,846,145	—	42,390,909		Total current liabilities
Non-current liabilities:						Non-current liabilities:
Long-term borrowings	1,044,421	—	—	1,044,421		Borrowings
Operating lease liabilities, non-current portion	562,809	—	93,038	655,847	a,d	Lease liabilities
Deferred tax liabilities	165,498	—	—	165,498		Deferred tax liabilities
Amount due to related parties, non-current portion	85,935	—	(85,935)	—	a
Other non-current liabilities	377,782	50,050	(7,103)	420,729	d,G	Other non-current liabilities
Total non-current liabilities	2,236,445	50,050	—	2,286,495		Total non-current liabilities
Total liabilities	30,781,209	13,896,195	—	44,677,404		Total liabilities
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	14,006,261	(14,006,261)	—	—	E
Convertible non-controlling interests	1,069,357	(1,069,357)	—	—	E
Total Mezzanine Equity	15,075,618	(15,075,618)	—	—
SHAREHOLDERS’ EQUITY:						EQUITY
DiDi Global Inc. shareholders’ equity:						Equity attributable to equity holders of the Company
Class A ordinary shares	146	—	(146)	—	f
Class B ordinary shares	13	—	(13)	—	f
	—	—	159	159	f	Share capital
Treasury shares	(3)	—	3	—	g
	—	—	(4)	(4)	g,h	Shares held for shares award scheme
Additional paid-in capital	255,200,825	153,720,841	(408,921,666)	—	h,E
	—	—	(112,666)	(112,666)	h	Treasury shares
	—	—	397,590,607	397,590,607	h	Share premium
Statutory reserves	100,105	—	(100,105)	—	i
Accumulated other comprehensive income (loss)	1,621,907	5,177,813	(6,799,720)	—	j,A,C,E
	—	44,340	18,343,551	18,387,891	h,i,j,F	Other reserves
Accumulated deficit	(159,128,254)	(157,437,418)	—	(316,565,672)	H	Accumulated deficit
Total DiDi Global Inc. shareholders’ equity	97,794,739	1,505,576	—	99,300,315		Equity attributable to equity holders of the Company
Non-controlling interests	174,928	(73,624)	—	101,304	G	Non-controlling interests
Total shareholders’ equity	97,969,667	1,431,952	—	99,401,619		Total equity
Total liabilities, mezzanine equity and shareholders’ equity	143,826,494	252,529	—	144,079,023		Total equity and liabilities

40. First-time adoption (Continued)

Reconciliation of net profit or loss attributable to ordinary shareholders for the year ended December 31, 2022

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
Total revenues	140,791,683	—	—	140,791,683		Revenues
Costs and expenses
Cost of revenues	(115,799,896)	18,868	—	(115,781,028)	C	Cost of revenues
Operations and support	(6,519,542)	2,284	—	(6,517,258)	C	Operations and support
Sales and marketing	(9,756,241)	7	—	(9,756,234)	C	Sales and marketing
Research and development	(9,535,523)	(20,043)	—	(9,555,566)	C,F	Research and development
General and administrative	(17,004,943)	48,375	—	(16,956,568)	C,F	General and administrative
	—	—	73,437	73,437	k	Other operating income (loss), net
Total costs and expenses	(158,616,145)
Profit (loss) from operations	(17,824,462)	49,491	73,437	(17,701,534)		Operating profit (loss)
Interest income	1,309,864	45,987	—	1,355,851	A	Interest income
Interest expenses	(197,334)	(73,026)	(1,387,543)	(1,657,903)	k,C	Finance (costs) income, net
Investment income (loss), net	(5,769,873)	6,875,912	(71,524)	1,034,515	l,m,A,B	Investment income (loss), net
Impairment loss for equity investments accounted for using Measurement Alternative	(18,540)	6,667	11,873	—	l,A
Income (loss) from equity method investments, net	35,854	(46,923)	59,652	48,583	m,A,B	Share of profit (loss) of equity method investees
Other income (loss), net	(1,314,105)	—	1,314,105	—	k
	—	5,181,505	—	5,181,505	E	Fair value changes of preferred shares issued by subsidiaries
Income (loss) before income taxes	(23,778,596)	12,039,613	—	(11,738,983)		Profit (loss) before income tax
Income tax benefits (expenses)	(3,915)	—	—	(3,915)		Income tax benefit (expense)
Net income (loss)	(23,782,511)	12,039,613	—	(11,742,898)		Profit (loss) for the year
Less: Net income (loss) attributable to non-controlling interest shareholders	810	(23,374)	—	(22,564)	G	Profit (loss) for the year attributable to non-controlling interests
Net income (loss) attributable to DiDi Global Inc.	(23,783,321)	12,062,987	—	(11,720,334)		Profit (loss) for the year attributable to equity holders of the Company
Accretion of convertible redeemable non-controlling interests to redemption value	(898,649)	898,649	—	—	E
Net income (loss) attributable to ordinary shareholders of DiDi Global Inc.	(24,681,970)	12,961,636	—	(11,720,334)		Profit (loss) for the year attributable to equity holders of the Company

40. First-time adoption (Continued)

Reconciliation of net profit or loss attributable to ordinary shareholders for the year ended December 31, 2023

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Note	Presentation under IFRS
	RMB	RMB	RMB	RMB
Total revenues	192,379,918	—	—	192,379,918		Revenues
Costs and expenses
Cost of revenues	(162,935,107)	19,129	—	(162,915,978)	C	Cost of revenues
Operations and support	(7,417,741)	1,419	—	(7,416,322)	C	Operations and support
Sales and marketing	(10,432,817)	5	—	(10,432,812)	C	Sales and marketing
Research and development	(8,923,904)	(10,052)	—	(8,933,956)	C,F	Research and development
General and administrative	(8,411,624)	44,368	—	(8,367,256)	C	General and administrative
	—	—	2,847,949	2,847,949	k,n	Other operating income (loss), net
Total costs and expenses	(198,121,193)
Profit (loss) from operations	(5,741,275)	54,869	2,847,949	(2,838,457)		Operating profit (loss)
Interest income	2,170,851	132,551	—	2,303,402	A	Interest income
Interest expenses	(115,581)	(68,827)	271,411	87,003	k,C	Finance (costs) income, net
Investment income (loss), net	3,622,112	(519,109)	(3,010,941)	92,062	l,m,n,A,B	Investment income (loss), net
Impairment loss for equity investments accounted for using Measurement Alternative	(127,834)	—	127,834	—	l
Income (loss) from equity method investments, net	536,563	(16,587)	43,722	563,698	m,B	Share of profit (loss) of equity method investees
Other income (loss), net	279,975	—	(279,975)	—	k
	—	(4,870,388)	—	(4,870,388)	E	Fair value changes of preferred shares issued by subsidiaries
Income (loss) before income taxes	624,811	(5,287,491)	—	(4,662,680)		Profit (loss) before income tax
Income tax benefits (expenses)	(89,749)	—	—	(89,749)		Income tax benefit (expense)
Net income (loss)	535,062	(5,287,491)	—	(4,752,429)		Profit (loss) for the year
Less: Net income (loss) attributable to non-controlling interest shareholders	41,550	(415)	—	41,135	G	Profit (loss) for the year attributable to non-controlling interests
Net income (loss) attributable to DiDi Global Inc.	493,512	(5,287,076)	—	(4,793,564)		Profit (loss) for the year attributable to equity holders of the Company
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	995,685	—	—	E
Net income (loss) attributable to ordinary shareholders of DiDi Global Inc.	(502,173)	(4,291,391)	—	(4,793,564)		Profit (loss) for the year attributable to equity holders of the Company

40. First-time adoption (Continued)

Reconciliation of other comprehensive income for the year ended December 31, 2022

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Note	Presentation under IFRS
	RMB	RMB	RMB	RMB
Net income (loss)	(23,782,511)	12,039,613	—	(11,742,898)		Profit (loss) for the year
Other comprehensive income (loss):						Other comprehensive income (loss), net of tax:
						Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments, net of tax of nil	4,585,505	(880,117)	(9,695,400)	(5,990,012)	A,C,E	Foreign currency translation adjustments
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries	—	—	—	—		Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries
Share of other comprehensive income (loss) of equity method investees	(12,617)	—	—	(12,617)		Share of other comprehensive income (loss) of equity method investees

						Items that will not be subsequently reclassified to profit or loss
	—	—	9,695,400	9,695,400		Foreign currency translation adjustments
	—	(6,977,101)	—	(6,977,101)	A	Fair value changes of equity instruments at fair value through other comprehensive income (loss)
	—	348,855	—	348,855	E	Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk
Total other comprehensive income (loss)	4,572,888	(7,508,363)	—	(2,935,475)		Total other comprehensive income (loss) for the year
Total comprehensive income (loss)	(19,209,623)	4,531,250	—	(14,678,373)		Total comprehensive income (loss) for the year
Less: comprehensive income (loss) attributable to non‑controlling interest shareholders	810	(23,374)	—	(22,564)	G	Total comprehensive income (loss) for the year attributable to non-controlling interests
Comprehensive income (loss) attributable to DiDi Global Inc.	(19,210,433)	4,554,624	—	(14,655,809)		Total comprehensive income (loss) attributable to equity holders of the Company
Accretion of convertible redeemable non‑controlling interests to redemption value	(898,649)	898,649	—	—	E
Comprehensive income (loss) attributable to ordinary shareholders of DiDi Global Inc.	(20,109,082)	5,453,273	—	(14,655,809)		Total comprehensive income (loss) attributable to equity holders of the Company

40. First-time adoption (Continued)

Reconciliation of other comprehensive income for the year ended December 31, 2023

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Note	Presentation under IFRS
	RMB	RMB	RMB	RMB
Net income (loss)	535,062	(5,287,491)	—	(4,752,429)		Profit (loss) for the year
Other comprehensive income (loss):						Other comprehensive income (loss), net of tax:
						Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments, net of tax of nil	642,852	(190,046)	(1,882,632)	(1,429,826)	A,C,E	Foreign currency translation adjustments
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries	10,366	—	—	10,366		Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries
Share of other comprehensive income (loss) of equity method investees	(4,454)	—	—	(4,454)		Share of other comprehensive income (loss) of equity method investees

						Items that will not be subsequently reclassified to profit or loss
	—	—	1,882,632	1,882,632		Foreign currency translation adjustments
	—	280,911	—	280,911	A	Fair value changes of equity instruments at fair value through other comprehensive income (loss)
	—	(1,187,881)	—	(1,187,881)	E	Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk
Total other comprehensive income (loss)	648,764	(1,097,016)	—	(448,252)		Total other comprehensive income (loss) for the year
Total comprehensive income (loss)	1,183,826	(6,384,507)	—	(5,200,681)		Total comprehensive income (loss) for the year
Less: comprehensive income (loss) attributable to non-controlling interest shareholders	41,550	(415)	—	41,135	G	Total comprehensive income (loss) for the year attributable to non-controlling interests
Comprehensive income (loss) attributable to DiDi Global Inc.	1,142,276	(6,384,092)	—	(5,241,816)		Total comprehensive income (loss) attributable to equity holders of the Company
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	995,685	—	—	E
Comprehensive income (loss) attributable to ordinary shareholders of DiDi Global Inc.	146,591	(5,388,407)	—	(5,241,816)		Total comprehensive income (loss) attributable to equity holders of the Company

40. First-time adoption (Continued)

(3)Note to reconciliation

Reclassifications

a.	“Amounts due from related parties”, which were separately presented under U.S. GAAP, have been reclassified into “Accounts receivable”, “Prepayments, receivables and other current assets” and “Other non-current assets” under IFRS;

“Amounts due to related parties”, which were separately presented under U.S. GAAP, have been reclassified into “Lease liabilities”, “Borrowings”, “Accounts and notes payable” and “Accrued expenses and other current liabilities” under IFRS.

b.	“Notes receivable” which were included in “Accounts and notes receivable” under U.S. GAAP, have been reclassified into “Prepayments, receivables and other current assets” under IFRS.
c.	Debt instruments measured at amortized cost which were included “Investment securities and other investments” under U.S. GAAP have been reclassified into “Other non-current assets”; and debt instruments measured at FVTPL which were included “Investment securities and other investments” under U.S. GAAP have been reclassified into “Other financial investments measured at fair value through profit or loss” under IFRS.
d.	Finance lease assets under U.S. GAAP which were included in “Property and equipment, net” have been reclassified into “Right-of-use assets” under IFRS. Payables related to the finance lease which were included in “Accrued expenses and other current liabilities” and “Other non-current liabilities” under U.S. GAAP have been reclassified into “Lease liabilities” under IFRS.
e.	“Deferred revenue and customer advances, current portion”, which were separately presented under U.S. GAAP, have been reclassified into “Accrued expenses and other current liabilities” under IFRS.
f.	“Class A ordinary shares” and “Class B ordinary shares”, which were separately presented under U.S. GAAP, have been reclassified into “Share capital” under IFRS.
g.	The ordinary shares issued pursuant to the Equity Incentive Plan adopted by the Company were included in “Treasury shares” under U.S. GAAP, and have been reclassified into “Shares held for shares award scheme” under IFRS.
h.	Under U.S. GAAP, “Additional paid-in capital” was presented separately, but under IFRS, it has been reclassified into “Share premium”, “Other reserves”, “Treasury shares” and “Shares held for share award schemes”. The amount of issued and outstanding shares is reclassified as “Share premium”. The amounts related to share award schemes are reclassified as “Shares held for share award schemes” or “Other reserves”. The amounts related to the repurchase of ordinary shares are reclassified as “Treasury shares”.
i.	“Statutory reserves” which were separately presented under U.S. GAAP have been reclassified into “Other reserves” under IFRS.
j.	“Accumulated other comprehensive income” which were separately presented under U.S. GAAP have been reclassified into “Other reserves” under IFRS.
k.	“Other income (loss), net” which were separately presented under U.S. GAAP have been reclassified into “Finance (costs) income, net” and “Other operating income (loss), net” under IFRS. Among which, foreign exchange gain (loss) are reclassified as “Finance (costs) income, net” and others are reclassified as “Other operating income (loss), net”.
l.	“Impairment loss for equity investments accounted for using Measurement Alternative” which were separately presented under U.S. GAAP have been reclassified into “Investment income (loss), net” under IFRS.
m.	Impairment loss and gain or loss on disposal or deemed disposal of equity method investments which were included in “Income (loss) from equity method investments” under U.S. GAAP have been reclassified into “Investment income (loss), net” under IFRS.
n.	Gain or loss on disposal or deemed disposal of subsidiaries which were included in “Investment income (loss), net” under U.S. GAAP have been reclassified into “Other operating income (loss), net” under IFRS.

40. First-time adoption (Continued)

(3)Note to reconciliation (Continued)

Recognition and measurement differences

A.	Equity instruments and debt instruments
1)	Equity instruments

Under U.S. GAAP, equity securities are recognized at fair value and subsequent changes in fair value are recognized in profit or loss. Equity securities that do not have readily determinable fair values are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Additionally, the investment in ordinary shares with significant influence can be accounted for using the fair value option (“FVO”).

Under IFRS, equity instruments are recognized at fair value and subsequent changes in fair value are recognized in profit or loss. However, for investments in equity instruments which are not held for trading, the Group may make an irrevocable election at initial recognition to present subsequent changes in fair value of the investments in other comprehensive income. Additionally, the investment in ordinary shares with significant influence can only be accounted for using the equity method with limited exceptions.

2)	Debt instruments

A debt security may be classified as held-to-maturity(“HTM”) if the entity has the intent and ability to hold the security to maturity under U.S. GAAP. HTM securities are measured at amortized cost. The Group also may make an irrevocable election at initial recognition to account the debt securities under FVO.

In order for a debt instrument to be classified and measured at amortized cost or fair value through other comprehensive income under IFRS, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Debt instruments with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model. An entity may, at initial recognition, irrevocably designate a debt instruments as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency.

B.	Accounting for investments in limited partnerships

Under US GAAP, investments in limited partnerships should be accounted for using the equity method unless the investor’s interest may be so minor that the limited partner may have virtually no influence over partnership’s operating and financial policies. Under IFRS, the determination of significant influence through investments in limited partnerships is made using the same general principle of significant influence that is used for all other investments. Therefore, certain investments in limited partnerships in which the equity method is applied under US GAAP are accounted for as financial assets measured at FVTPL under IFRS.

C.	Leases

Under U.S. GAAP, for operating leases, the amortization of ROU assets and the interest expense of lease liabilities are recorded together as lease expenses, which result in a straight-line recognition effect in the consolidated statements of comprehensive income (loss).

Under IFRS, all leases are accounted for akin to finance leases where ROU assets are generally depreciated on a straight-line basis while lease liabilities are measured under the effective interest method, which result in higher expenses at the beginning of the lease term and lower expenses near the end of the lease term.

40. First-time adoption (Continued)

(3)Note to reconciliation (Continued)

Recognition and measurement differences (Continued)

D.	Goodwill

The level at which goodwill is tested for impairment differs between U.S. GAAP and IFRS. Under U.S. GAAP, goodwill is tested for impairment at the reporting unit level. Reporting units are the Group’s operating segments or one level below the operating segments. The identification of reporting units is dependent on the level at which discrete financial information is available and regularly reviewed by the segment manager. Under IFRS, goodwill is tested for impairment at the level of the CGU or group of CGUs, which represent the lowest level at which goodwill is monitored for internal management purposes, which may be a lower level of grouping than a reporting unit under U.S. GAAP. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

Upon the transition to IFRS, the Group assessed its reporting units to determine if such reporting units should be further divided into several CGUs under IFRS. As a result, the Group determined that certain CGUs should be grouped at a lower level than a reporting unit under U.S. GAAP. In addition, the Group performed an impairment test for goodwill at the date of transition to IFRS regardless of whether there were any indications that the goodwill may be impaired based on conditions at the date of transition to IFRS. The assessment resulted in additional impairment on goodwill under IFRS recognized in accumulated deficit on January 1, 2022.

E.	Classification and measurement of preferred shares

(i)Classification and measurement of convertible preferred shares issued by the Company

Under U.S. GAAP, the convertible preferred shares of the Company are accounted for as mezzanine equity in the consolidated balance sheets as they are contingently redeemable upon certain deemed liquidation events, which are beyond control of the Company. The mezzanine equity were initially recognized at fair value at the date of issuance net of issuance costs. The convertible preferred shares were not subsequently remeasured as certain deemed liquidation events were not considered probable as of the end of each period presented.

Under IFRS, there is no concept of mezzanine or temporary equity classification. The convertible preferred shares, which are contingently redeemable upon certain deemed liquidation events, were accounted for as financial liabilities which are initially and subsequently measured at fair value. The changes of fair value of the financial liability attributable to changes in the credit risk of the liability were recognized in other comprehensive income(loss) and the remaining changes of fair value of the liability were recognized in profit or loss. The Group considered that the amounts of changes in fair value that were attributed to changes in credit risk recognized in other comprehensive income were insignificant.

In July 2021, upon the completion of the Company’s IPO, all the issued and outstanding preferred shares were automatically converted into ordinary shares. The mezzanine equity were classified as ordinary shares and additional paid-in capital under US GAAP. The liabilities were classified as share capital and share premium under IFRS.

(ii)	Classification and measurement of convertible redeemable preferred shares and convertible preferred shares issued by subsidiaries

Under U.S. GAAP, the convertible redeemable preferred shares issued by the Company’s certain subsidiaries, which are contingently redeemable upon the occurrence of certain events that are not solely within the control of the Group, were treated as mezzanine equity and presented as convertible redeemable non-controlling interests in the consolidated balance sheet; the convertible preferred shares issued by the Company’s certain subsidiaries, which are contingently redeemable upon certain deemed liquidation events, were treated as mezzanine equity and presented as convertible non-controlling interests in the consolidated balance sheet. The convertible redeemable non-controlling interests and convertible non-controlling interests were initially recognized at fair value at the date of issuance net of issuance costs. The convertible redeemable non-controlling interests were subsequently accreted to the redemption value from the issuance dates to the earliest redemption dates using effective interest method. The accretions were recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital was exhausted, additional charges were recorded in accumulated deficit. The convertible non-controlling interests were not subsequently remeasured as certain deemed liquidation events were not considered probable as of the end of each period presented.

40. First-time adoption (Continued)

(3)Note to reconciliation (Continued)

Recognition and measurement differences (Continued)

EClassification and measurement of preferred shares (Continued)

(ii)	Classification and measurement of convertible redeemable preferred shares and convertible preferred shares issued by subsidiaries (Continued)

Under IFRS, the preferred shares issued by the Company’s certain subsidiaries, which are contingently redeemable at the option of the holder upon the occurrence of certain events, were accounted for as financial liabilities which are initially and subsequently measured at fair value as described in note 3.1.12. The changes of fair value of the financial liability attributable to changes in the credit risk of the liability were recognized in other comprehensive income (loss) and the remaining changes of fair value of the liability were recognized in profit or loss.

F.	Share-based compensation

Under U.S. GAAP, fulfillment of a qualified successful IPO is considered as a vesting condition for share-based awards that are vested or exercisable when both service requirement and fulfillment of a qualified successful IPO are met. Certain share-based awards of Voyager Group Inc. (“Voyager”), a subsidiary of the Group, contain both service and performance conditions. These awards vest or become exercisable only upon fulfilment of the service condition and the occurrence of Voyager’s IPO, regardless of whether the employee is employed up to the IPO date. The share-based compensations expenses for such awards should not be recognized until the IPO performance condition is achieved.

Under IFRS, when a share award is conditional upon an IPO occurrence, but employee service up to the IPO date is not required, the IPO condition becomes a non-vesting condition, which is reflected in the measurement of the fair value of such awards at grant dates. The share-based compensation expenses for such awards should be recognized over the service requisition period of such awards.

G.	Non-controlling financial interests in limited partnerships

Non-controlling financial interests in limited partnerships under U.S. GAAP were presented as equity. Under IFRS as the redemption is based on an event of liquidation that is certain to occur, such non-controlling financial interests were accounted for as financial liabilities which are initially and subsequently measured at fair value.

H.	Accumulated deficit

	January 1,	December 31,	December 31,
	2022	2022	2023
	RMB	RMB	RMB
A. Equity instruments and debt instruments	(8,100,050)	(1,118,152)	(716,965)
C. Leases	(46,544)	(47,233)	(46,937)
D. Goodwill	(93,703)	(93,703)	(93,703)
E. Classification and measurement of preferred shares	(156,880,868)	(151,688,876)	(156,559,262)
F. Share-based compensation	(7,236)	(30,085)	(44,339)
G. Non-controlling financial interests in limited partnerships	—	23,374	23,788
	(165,128,401)	(152,954,675)	(157,437,418)

40. First-time adoption (Continued)

(4)Reconciliation of consolidated statements of cash flows

a)	Restricted cash

Under U.S. GAAP, the consolidated statements of cash flows show the changes in the total of cash and cash equivalents and restricted cash. Under IFRS, changes in restricted cash are classified as cash flows from operating activities in the consolidated statements of cash flows.

b)	Loan receivable from third parties

Loan receivable originated from third parties and cash received from loan repayments of third parties which were classified as cash flows from investing activities under U.S. GAAP, have been reclassified into cash flows from operating activities under IFRS.

c)	Principal payments for lease liabilities

Under U.S. GAAP, lessees classify leases as either operating leases or finance leases, and the principal payments for the operating lease liabilities are classified as cash flows from operating activities in the consolidated statements of cash flows. Under IFRS, the distinction between operating leases and finance leases no longer exists for lessees, and all of the principal payments for lease liabilities are classified as cash flows from financing activities in the consolidated statements of cash flows.

d)	Interest payments for certain government bonds

Certain government bonds which were accounted for using FVO under U.S. GAAP, have been accounted for using FVOCI. Accordingly, its interest payments which were classified as cash flows from investing activities under U.S. GAAP, have been reclassified into cash flows from operating activities under IFRS.